Retirement Plans (Fair Values Of Defined Benefit Pension Plans Assets) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012		May 29, 2011		May 30, 2010
Fair values of the defined benefit pension plans assets	$ 203.5		$ 187.4
Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets	24.1		97.6
Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets	179.4		49.1
Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0		40.7		36.4
US Comingled Funds
Fair values of the defined benefit pension plans assets	80.5	[1]
US Comingled Funds | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets	0	[1]
US Comingled Funds | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets	80.5	[1]
US Comingled Funds | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0	[1]
International Comingled Funds
Fair values of the defined benefit pension plans assets	26.8	[2]
International Comingled Funds | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets	0	[2]
International Comingled Funds | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets	26.8	[2]
International Comingled Funds | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0	[2]
Emerging Markets Comingled Funds
Fair values of the defined benefit pension plans assets	11.3	[3]
Emerging Markets Comingled Funds | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets	0	[3]
Emerging Markets Comingled Funds | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets	11.3	[3]
Emerging Markets Comingled Funds | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0	[3]
Real Asset Commingled Funds
Fair values of the defined benefit pension plans assets	10.0	[4]	4.0	[5]
Real Asset Commingled Funds | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets	0	[4]	0	[5]
Real Asset Commingled Funds | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets	10.0	[4]	4.0	[5]
Real Asset Commingled Funds | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0	[4]	0	[5]
US Treasury Securities
Fair values of the defined benefit pension plans assets	20.0	[6]
US Treasury Securities | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets	20.0	[6]
US Treasury Securities | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets	0	[6]
US Treasury Securities | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0	[6]
US Corporate Securities
Fair values of the defined benefit pension plans assets	37.7	[6]
US Corporate Securities | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets	0	[6]
US Corporate Securities | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets	37.7	[6]
US Corporate Securities | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0	[6]
International Securities
Fair values of the defined benefit pension plans assets	2.7	[6]
International Securities | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets	0	[6]
International Securities | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets	2.7	[6]
International Securities | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0	[6]
Public Sector Utility Securities
Fair values of the defined benefit pension plans assets	10.4	[6]
Public Sector Utility Securities | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets	0	[6]
Public Sector Utility Securities | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets	10.4	[6]
Public Sector Utility Securities | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0	[6]
Cash And Accruals
Fair values of the defined benefit pension plans assets	4.1		8.1
Cash And Accruals | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets	4.1		8.1
Cash And Accruals | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets	0		0
Cash And Accruals | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0		0
US and International
Fair values of the defined benefit pension plans assets			37.9	[7]
US and International | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets			37.9	[7]
US and International | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets			0	[7]
US and International | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets			0	[7]
U.S. Equity Mutual And Commingled Funds]
Fair values of the defined benefit pension plans assets			22.1	[8]
U.S. Equity Mutual And Commingled Funds] | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets			1.6	[8]
U.S. Equity Mutual And Commingled Funds] | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets			20.5	[8]
U.S. Equity Mutual And Commingled Funds] | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets			0	[8]
Developed Market Equity Funds
Fair values of the defined benefit pension plans assets			19.7	[9]
Developed Market Equity Funds | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets			11.7	[9]
Developed Market Equity Funds | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets			8.0	[9]
Developed Market Equity Funds | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets			0	[9]
Emerging Market Equity Funds
Fair values of the defined benefit pension plans assets			6.9	[9]
Emerging Market Equity Funds | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets			0	[9]
Emerging Market Equity Funds | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets			6.9	[9]
Emerging Market Equity Funds | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets			0	[9]
Private Equity Partnerships
Fair values of the defined benefit pension plans assets			25.6	[10]
Private Equity Partnerships | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets			0	[10]
Private Equity Partnerships | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets			0	[10]
Private Equity Partnerships | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0		25.6	[10]	22.9
Private Equity Funds
Fair values of the defined benefit pension plans assets			0	[11]
Private Equity Funds | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets			0	[11]
Private Equity Funds | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets			0	[11]
Private Equity Funds | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0		0	[11]	0.1
Fixed-Income Securities
Fair values of the defined benefit pension plans assets			43.2	[12]
Fixed-Income Securities | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets			38.3	[12]
Fixed-Income Securities | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets			4.9	[12]
Fixed-Income Securities | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets			0	[12]
Energy And Real Estate Public Sector
Fair values of the defined benefit pension plans assets			9.1	[13]
Energy And Real Estate Public Sector | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets			0	[13]
Energy And Real Estate Public Sector | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets			4.8	[13]
Energy And Real Estate Public Sector | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	0		4.3	[13]	4.2
Real Asset Private Funds
Fair values of the defined benefit pension plans assets			10.8	[14]
Real Asset Private Funds | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair values of the defined benefit pension plans assets			0	[14]
Real Asset Private Funds | Significant Other Observable Inputs (Level 2)
Fair values of the defined benefit pension plans assets			0	[14]
Real Asset Private Funds | Significant Unobservable Inputs (Level 3)
Fair values of the defined benefit pension plans assets	$ 0		$ 10.8	[14]	$ 9.2

[1]	U.S. commingled funds are comprised of investments in funds that purchase publicly traded U.S. common stock for total return purposes. Investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.
[2]	International commingled funds are comprised of investments in funds that purchase publicly traded non-U.S. common stock for total return purposes. Investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.
[3]	Emerging market commingled funds and developed market securities are comprised of investments in funds that purchase publicly traded common stock of non-U.S. companies for total return purposes. Funds are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.
[4]	Real estate commingled funds are comprised of investments in funds that purchase publicly traded common stock of real estate securities for purposes of total return. These investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.
[5]	Real asset commingled funds are comprised of investments in funds that purchase publicly traded common stock of energy companies or real estate investment trusts for purposes of total return. These investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments.
[6]	Fixed income securities are comprised of investments in government and corporate debt securities. These securities are valued by the trustee at closing prices from national exchanges or pricing vendors on the valuation date.
[7]	U.S. equity securities and international equity securities are comprised of investments in common stock of U.S. and non-U.S. companies for total return purposes. These investments are valued by the trustee at closing prices from national exchanges on the valuation date.
[8]	U.S. mutual and commingled funds are comprised of investments in funds that purchase publicly traded U.S. common stock for total return purposes. Investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments.
[9]	Emerging market equity funds and developed market securities are comprised of investments in funds that purchase publicly traded common stock of non-U.S. companies for total return purposes. Funds are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments.
[10]	Private equity partnerships are comprised of investments in limited partnerships that invest in private companies for total return purposes. The investments are valued at fair value which is generally based on the net asset value or capital balance as reported by the partnerships subject to the review and approval of the investment managers and their consultants. As there is not a liquid market for some of these investments, realization of the estimated fair value of such investments is dependent upon transactions between willing sellers and buyers.
[11]	Private equity securities are comprised of investments in publicly traded common stock that were received as a distribution from a private equity partnership as well as equity investments in private companies for total return purposes. Stocks received from private equity distributions are valued by the trustee at closing prices from national exchanges on the valuation date. Investments in private companies are valued by management based upon information provided by the respective third-party investment manager who considers factors such as the cost of the investment, most recent round of financing, and expected future cash flows
[12]	Fixed income securities are comprised of investments in government and corporate debt securities. These securities are valued by the trustee at closing prices from national exchanges or pricing vendors on the valuation date. Unlisted investments are valued at prices quoted by various national markets, fixed income pricing models and/or independent financial analysts.
[13]	Energy and real estate securities are comprised of investments in publicly traded common stock of energy companies and real estate investment trusts for purposes of total return. These securities are valued by the trustee at closing prices from national exchanges on the valuation date. Unlisted investments are valued at prices quoted by various national markets and publications and/or independent financial analysts.
[14]	Real asset private funds are comprised of interests in limited partnerships that invest in private companies in the energy industry and private real estate properties for purposes of total return. These interests are valued at fair value which is generally based on the net asset value or capital balance as reported by the partnerships subject to the review and approval of the investment managers and their consultants. As there is not a liquid market for some of these investments, realization of the estimated fair value of such investments is dependent upon transactions between willing sellers and buyers.